Employee Benefits - Actuarial Assumptions (Detail)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Germany [Member]
Actuarial Assumptions [line items]
Discount rate (in %)		1.70%	1.70%
Rate of price inflation (in %)		1.60%	1.80%
Rate of nominal increase in future compensation levels (in %)		2.10%	2.30%
Rate of nominal increase for pensions in payment (in %)		1.50%	1.70%
Assumed life expectancy at age 65
For a male aged 65 at measurement date		20	19.3
For a female aged 65 at measurement date		23.6	23.3
For a male aged 45 at measurement date		22.8	21.9
For a female aged 45 at measurement date		25.8	25.8
UK [Member]
Actuarial Assumptions [line items]
Discount rate (in %)		2.70%	2.50%
Rate of price inflation (in %)		3.50%	3.50%
Rate of nominal increase in future compensation levels (in %)		4.00%	4.50%
Rate of nominal increase for pensions in payment (in %)		3.30%	3.30%
Assumed life expectancy at age 65
For a male aged 65 at measurement date		23.5	23.6
For a female aged 65 at measurement date		25.4	25.4
For a male aged 45 at measurement date		24.8	24.9
For a female aged 45 at measurement date		26.8	26.9
US [Member]
Actuarial Assumptions [line items]
Discount rate (in %)	[1]	4.20%	3.50%
Rate of price inflation (in %)	[1]	2.20%	2.20%
Rate of nominal increase in future compensation levels (in %)	[1]	2.30%	2.30%
Rate of nominal increase for pensions in payment (in %)	[1]	2.20%	2.20%
Assumed life expectancy at age 65
For a male aged 65 at measurement date	[1]	22.2	22.2
For a female aged 65 at measurement date	[1]	23.7	23.7
For a male aged 45 at measurement date	[1]	23.7	23.8
For a female aged 45 at measurement date	[1]	25.2	25.2
Other [Member]
Actuarial Assumptions [line items]
Discount rate (in %)		2.60%	2.50%
Rate of price inflation (in %)		1.90%	2.00%
Rate of nominal increase in future compensation levels (in %)		2.90%	3.10%
Rate of nominal increase for pensions in payment (in %)		1.00%	1.10%
Assumed life expectancy at age 65
For a male aged 65 at measurement date		21.8	21.7
For a female aged 65 at measurement date		24.1	24.1
For a male aged 45 at measurement date		23.3	23.1
For a female aged 45 at measurement date		25.6	25.6

[1]	Cash balance interest crediting rate in line with the 30-year US government bond yield.